Fair Value Measurements (Details 3) (Flight Equipment, USD $) In Thousands, unless otherwise specified	9 Months Ended		4 Months Ended
	Sep. 30, 2014	May 13, 2014 Non-recurring basis Level 3 Predecessor	May 13, 2014 Non-recurring basis Level 3 Low end of range Income Approach Predecessor	May 13, 2014 Non-recurring basis Level 3 High end of range Income Approach Predecessor	May 13, 2014 Non-recurring basis Level 3 Weighted Average Income Approach Predecessor
Inputs to Non-Recurring Fair Value Measurements Categorized as Level 3
Estimated economic useful life	25 years
Fair Value		$ 67,800
Discount Rate (as a percent)			12.00%	16.50%	13.20%
Remaining Holding Period			0 years	8 years	4 years
Present Value of Non-Contractual Cash Flows as a Percentage of Fair Value			0.00%	100.00%	55.00%